Investment in Real Estate (Details) - Hotels	Dec. 31, 2012
Homewood Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	12
Number of Rooms	1,374
Courtyard [Member]
Real Estate Properties [Line Items]
Total by Brand	10
Number of Rooms	1,257
Residence Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	7
Number of Rooms	923
Hilton Garden Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	7
Number of Rooms	892
SpringHill Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	4
Number of Rooms	593
TownePlace Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	4
Number of Rooms	401
Hampton Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	3
Number of Rooms	355
Fairfield Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	3
Number of Rooms	221
Marriott [Member]
Real Estate Properties [Line Items]
Total by Brand	1
Number of Rooms	410
Total [Member]
Real Estate Properties [Line Items]
Total by Brand	51
Number of Rooms	6,426